Intangible Asset, Net (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

At September 30, 2018 and March 31, 2018, intangible assets consisted of the following:

	September 30, 2018	March 31, 2018
	(Unaudited)
Distribution Channel	$320,000	$320,000
Less: Accumulated Amortization	(56,000)	(40,000)
	$264,000	$280,000

At March 31, 2018, 2017 and 2016, intangible assets consisted of the following:

	Successor		Predecessor
	March 31, 2018	March 31, 2017	March 31, 2016

Distribution Channel	$320,000	$320,000	$-
Less: Accumulated Amortization	(40,000)	(8,000)	-
	$280,000	$312,000	$-

Schedule of Impaired Intangible Assets

	Weighted Average Amortization Period (Years)	March 31, 2017	Acquisitions	Impairment Charges	March 31, 2018	Acquisitions	Impairment Charges	September 30,2018 (Unaudited)

Distribution Channel (cost)	10	$-	320,000	-	320,000	-	-	320,000

	Weighted Average Amortization Period (Years)	March 31, 2016 (Predecessor)	Acquisitions	Impairment Charges	March 31, 2017 (Successor)	Acquisitions	Impairment Charges	March 31, 2018 (Successor)

Distribution Channel	10	$-	320,000	-	320,000	-	-	320,000